13. INVESTMENTS (Details) - SATS BRF Food PTE Ltd [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment in associates and joint ventures	R$ 7,204	R$ 70,546
Goodwill		7,059
Total investment in associates and joint ventures	7,204	77,605
Other investments	7,676	8,400
Total investment	R$ 14,880	R$ 86,005